Combined Statements of Changes in Net Assets - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2018		Sep. 30, 2017
Net Assets - Opening Balance	$ 14,373,000	[1]	$ 0
Creations	4,814,000		26,550,000
Redemptions	(2,393,000)		(11,840,000)
Repurchase of stock	0		(1,000)
Issuance of stock	0		1,000
Net investment loss	(45,000)		(77,000)	[1]
Net realized gain/(loss) from investment in gold sold to pay Sponsor fees	2,000		3,000	[1]
Net realized gain/(loss) from Gold Delivery Agreement	(533,000)		(1,833,000)	[1]
Net realized gain/(loss) on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees	229,000		270,000	[1]
Net realized gain/(loss) from gold distributed for the redemption of shares	149,000		486,000	[1]
Net change in unrealized appreciation/(depreciation) on investment in gold	235,000		814,000	[1]
Net Assets - Closing Balance	16,831,000		14,373,000	[1]
SPDR Long Dollar Gold Trust [Member]
Net Assets - Opening Balance	14,373,000	[1]	0
Creations	4,814,000		26,550,000
Redemptions	(2,393,000)		(11,840,000)
Repurchase of stock	0		(1,000)
Issuance of stock	0		1,000
Net investment loss	(45,000)		(77,000)	[1]
Net realized gain/(loss) from investment in gold sold to pay Sponsor fees	2,000		3,000	[1]
Net realized gain/(loss) from Gold Delivery Agreement	(533,000)		(1,833,000)	[1]
Net realized gain/(loss) on gold transferred to cover Gold Delivery Agreement and Gold Delivery Provider fees	229,000		270,000	[1]
Net realized gain/(loss) from gold distributed for the redemption of shares	149,000		486,000	[1]
Net change in unrealized appreciation/(depreciation) on investment in gold	235,000		814,000	[1]
Net Assets - Closing Balance	$ 16,831,000		$ 14,373,000	[1]

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.